Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Deferred commission costs - current			$ 1,112		$ 6,874	$ 6,874	$ 1,112
Reclaimable tax			8,626		8,908	8,908	8,626
Prepaid software maintenance costs			6,289		3,335	3,335	6,289
Prepaid royalties			2,594		2,773	2,773	2,594
Prepaid insurance costs			727		2,591	2,591	727
Prepaid employee benefits			1,411		2,463	2,463	1,411
Other Prepaid expenses			1,966		4,571	4,571	1,966
Course material					548	548
Deposits					590	590
Other receivables			779		4,395	4,395	779
Other current asset			35		34	34	35
Total prepaid expenses and other current assets			$ 23,539	$ 28,444	$ 37,082	$ 37,082	$ 23,539
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor